Share-Based Compensation - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 31, 2015	Feb. 01, 2014	Feb. 02, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted		$ 9.46	$ 5.46
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 3,800	$ 4,000	$ 500
Number of Options (in shares)
Outstanding at February 1, 2014	751,638
Granted	0	4,000	26,000
Exercised	(316,835)
Forfeited	(18,000)
Canceled or expired	0
Outstanding at January 31, 2015	416,803	751,638
Number of Options	380,178
Weighted-Average Exercise Price (in US$ per share)
Outstanding at February 1, 2014	$ 16.88
Granted	0
Exercised	15.21
Forfeited	24.36
Canceled or expired	0
Outstanding at January 31, 2015	17.75	$ 16.88
Weighted- Average Exercise Price	$ 18.83
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options	$ 3,200	$ 4,900	$ 900
Shares tendered by employees in satisfaction of the exercise price of stock options	60,624	91,157	33,033
Adjustments to Additional Paid in Capital, Income Tax Benefit from Share-based Compensation	$ 929	$ 3,439	$ 944
Employee Stock Option [Member]
Weighted-Average Exercise Price (in US$ per share)
Adjustments to Additional Paid in Capital, Income Tax Benefit from Share-based Compensation	$ 100	$ 500	$ 100
Related To Outstanding Nonvested Rsus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Grants in Period, Gross	423